Application of New and Revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Application of New and Revised International Financial Reporting Standards
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS
The IASB has issued a number of new IFRSs and amendments to IFRSs that are first effective for the current accounting period of the Group. Of these, the following developments are relevant to the Group’s financial statements:

(i)	Amendments to IFRS3, Definition of a Business

(ii)	Amendments to the Conceptual Framework for Financial Reporting , Amendments to references to the Conceptual Framework in IFRS Standards

(iii)	Amendments to IAS1 and IAS8 , Definition of Material

(iv)	Amendments to IFRS7, IAS39 and IFRS9 , Interest Rate Benchmark Reform (Phase 1)
The application of the above new and amendments to IFRSs in the current year has had no material effect on the Group’s financial performance and positions for the current and prior years and/or on the disclosures set out in these consolidated financial statements.
Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2020 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

IFRS 17	Insurance Contracts 3

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 4

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform – Phase 2 1

Amendments to IFRS 3	Reference to the Conceptual Framework 2

Amendments to IAS 16	Property, Plant and Equipment—Proceeds before Intended Use 2

Amendments to IAS 37	Onerous Contracts—Cost of Fulfilling a Contract 2

Amendments to IAS 1	Classification of Liabilities as Current or Non-current 3

Amendments to IFRS 4	Extension of the Temporary Exemption from Applying IFRS 9 3

Annual Improvements to IFRS Standards 2018-2020 Cycle	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases, and IAS 41 Agriculture 2

1.	Effective for annual periods beginning on or after January 1, 2021
2.	Effective for annual periods beginning on or after January 1, 2022
3.	Effective for annual periods beginning on or after January 1, 2023
4.	The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted
The directors of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.